TAX (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Schedule of income tax
USDm	2017	2016	2015
Tax for the year
Current tax for the year	1.0	1.2	1.3
Adjustments related to previous years	-0.1	-0.3	-0.2
Adjustment of deferred tax asset	-0.1	-0.1	-0.1
Total	0.8	0.8	1.0

Schedule of deferred taxes
USDm	2017	2016	2015
Deferred tax liability
Balance at 1 January	45.0	45.1	-
Addition from business combination	-	-	45.2
Deferred tax for the year	-0.1	-0.1	-0.1
Balance as of 31 December	44.9	45.0	45.1